UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:

The Royce Fund 745 Fifth Avenue New York, NY 10151

2.
The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):/  /

Royce Pennsylvania Mutual Fund
Investment Class
Consultant Class
Institutional Class
Service Class
R Class
K Class
Royce Micro-Cap Fund
Investment Class
Consultant Class
Service Class
Premier Fund Royce
Investment Class
Consultant Class
Institutional Class
Service Class
W Class
R Class
K Class
Royce Low-Priced Stock Fund
Institutional Class
Service Class
Investment Class
R Class
K Class
Royce Total Return Fund
Investment Class
Consultant Class
Institutional Class
Service Class
W Class
R Class
K Class
Royce Heritage Fund
Consultant Class
Service Class
Investment Class
R Class
K Class
Royce Opportunity Fund
Investment Class
Consultant Class
Institutional Class
Service Class
R Class
K Class
Royce Special Equity Fund
Investment Class
Consultant Class
Institutional Class
Service Class
Royce Value Fund
Investment Class
Consultant Class
Institutional Class
Service Class
R Class
K Class
Royce Value Plus Fund
Investment Class
Consultant Class
Institutional Class
Service Class
R Class
K Class
Royce 100 Fund
Service Class
Investment Class
R Class
K Class
Royce Micro-Cap Discovery Fund
Service Class
Royce Financial Services Fund
Service Class
Royce Dividend Value Fund
Service Class
Investment Class
Institutional Class
Royce Select Fund I
Investment Class
Royce Select Fund II
           Investment Class
 Royce Global Select Long/Short Fund
Investment Class
Royce Global Value Fund
Service Class
Investment Class
Consultant Class
R Class
K Class
Royce European Smaller-Companies Fund
Service Class
Royce SMid-Cap Value Fund
Service Class
Royce Enterprise Select Fund
Investment Class
Royce International Smaller-Companies Fund
Service Class
Royce Focus Value Fund
Service Class
Royce Partners Fund
Service Class
Royce Opportunity Select Fund
Investment Class
Royce Global Dividend Value Fund
Service Class
Royce International Premier Fund
Service Class
Royce International Micro-Cap Fund
Service Class
Royce Special Multi-Cap Fund
Service Class
Investment Class
Institutional Class

3.	Investment Company Act File Number: 811-3599

Securities Act File Number: 2-80348

4(a).	Last day of fiscal year for which this Form is filed: December 31, 2013

4(b).	/ / Check box if this Form is being filed late (i.e. more than 90 days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	/ / Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the		$8,392,952,914
fiscal year pursuant to section 24(f):

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$11,160,873,397

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
		to the Commission:	$2,376,878,091

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):		$13,537,751,488

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:		$ -

	(vi)	Redemption credits available for use in future years	$ (5,144,798,574)
-- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i):

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):		x .0001288

	(viii)	Registration fee due [multiply Item 5(v) by Item	=	$ 0
5(vii)] (enter "0" if no fee is due):
6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: :             .  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here:             .

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -

8.	Total of the amount of the registration fee due plus any interest due [line 5(vii) plus line 7]:
$ 0

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
Method of Delivery:
/ / Wire Transfer
/ / Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)*		/s/ Dani Eng
Dani Eng, Assistant Secretary

Date March 19, 2014

                *Please print the name and title of the signing officer below the signature.